STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended
	May 12, 2023	Feb. 02, 2023	Dec. 09, 2022	Jun. 30, 2021	Jan. 31, 2021	Sep. 30, 2023	Feb. 06, 2023	Dec. 31, 2022	Sep. 30, 2022	Aug. 09, 2022	Jul. 01, 2022	Dec. 31, 2021	Nov. 05, 2021	Sep. 24, 2021	Aug. 03, 2021	Jul. 02, 2021
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized				150,000,000		250,000,000		250,000,000	250,000,000			150,000,000
Preferred stock, shares authorized				1,500,000		1,500,000		1,500,000				1,500,000
Preferred stock par value				$ 0.0001		$ 0.0001		$ 0.0001				$ 0.0001
Preferred stock, shares issued						0		0				0
Preferred stock, shares outstanding						0		0				0
Common stock, shares, issued						2,864,085		534,571				102,759
Common stock, shares outstanding				25,913		2,864,004		534,490				102,678
Stock issued to settlement of convertible debt				5,658
Stock issued to settlement amount of convertible debt				$ 5.8
Common stock issued to settlement of termination agreement					2,083
Common stock issued to settelment of underwriting costs				520
Share price			$ 16.80
Underwriting fees			$ 0.3
Warrants to purchase common shares	210,085		549,987	78,751						19,447	19,447		3,008	1,504		4,608
Warrant, exercise price	$ 3.64		$ 16.80			$ 3.64		$ 16.80		$ 170.04	$ 170.04		$ 1,831.20	$ 1,831.20
Warrants and rights outstanding term			5 years	5 years												3 years
Transaction costs			$ 0.5
Sale of stock number of shares issued in transaction	1,800,876	297,619
Common stock, par value	$ 0.0001	$ 0.0001				0.0001		$ 0.0001				$ 0.0001
Combined offering price	$ 3.887	$ 10.08
Sale of stock consideration received per transaction	$ 7.0	$ 3.0
Related costs	$ 0.7	$ 0.3
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	166,667
Share price			$ 16.80
Warrants to purchase common shares	3,727,813		549,987				318,451
Warrant, exercise price	$ 0.125		$ 16.80
Combined offering price	0.125
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Share price	16.80
Warrant, exercise price				$ 2,400.00		$ 2,402.40									$ 2,400.00
Minimum [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant, exercise price	3.64						$ 8.58
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Share price	187.20
Warrant, exercise price				$ 2,760.00											$ 2,760.00
Maximum [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant, exercise price	$ 4.86						$ 12.60
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares issued for services			241,666
Share price			$ 16.80
Stock issued during period value issued for services			$ 4.1
Former Ensysce [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares, issued				66,889
Stock issued during period shares purchase of assets				81
Common stock, par value					$ 0.0001